LOAN FROM BANK	6 Months Ended
Jun. 30, 2026
Loan From Bank
LOAN FROM BANK

NOTE 5 – LOAN FROM BANK

On June 14, 2026, Cust2Mate signed a financing arrangement with a leading Israeli Bank Leumi le-Israel B.M (“Bank Leumi”), pursuant to which the Bank Leumi has committed to provide aggregate facilities of up to NIS 92 million ($30,893) to finance inventory purchases for specified smart cart customers.

65% of the facility is available for 12 months and the balance for a 24-month period, subject to customary terms and conditions. Drawdowns will be repaid over periods of up to 36 months. Borrowings bear interest at a rate of prime +4% per annum. The Company incurred a one-time arrangement fee of NIS 368,000 ($124) upon establishment of the facility.

Cust2Mate has a NIS 10 million ($3,875) security deposit (classified as Restricted Cash in the Consolidated Statement of Position) pledged in favor of Bank Leumi as collateral for secured inventory financing arrangements. The restricted cash is not available for general corporate purposes without the lender’s consent and has been presented as a current asset because it supports the Company’s ordinary working-capital cycle and revolving inventory financing activities.

As at June 30, 2026, Cust2Mate received a drawdown of NIS 6.6 million ($2,217) under the facility. $843 is recorded as a short-term liability and $1,374 is recorded as a long term liability. The net committed amount of NIS 85.4 million ($28,677) remains available to support future working-capital requirements.

The agreements contain customary affirmative and negative covenants, including requirements to provide periodic financial information, maintain legal existence and operating licenses, preserve insurance coverage, comply with applicable laws and regulations, and refrain from granting additional liens or encumbrances without prior approval. In addition, the Company has also granted a lien over certain customer agreements in favor of the Bank Leumi.

Management determined that the Company was in compliance with all applicable covenants as at June 30, 2026.

Management believes that the facilities provide significant additional liquidity and financial flexibility to support anticipated growth in customer inventory programs. The availability of the undrawn commitments is monitored as part of the Company’s overall liquidity risk management framework.